Contract liabilities	12 Months Ended
Dec. 31, 2024
Contract with Customer, Liability [Abstract]
Contract liabilities	Contract liabilities
Contract liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Current liabilities – third parties	621	6,357
Current liabilities – related parties	207,017	150,452
Non-current liabilities – third parties	2	20
Non-current liabilities – related parties	133,993	37,324
Contract liabilities, current and non-current	341,633	194,153
Contract liabilities primarily relate to upfront non-refundable payments from the Group’s customers for the purchase of connectivity services and automotive computing platform products in advance of transfer of control of the products or services under the contract. Amounts that are expected to be recognized as revenues within one-year are included as current contract liabilities while the remaining balance recognized as non-current contract liabilities.
The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the year was RMB321,215 and RMB181,140 for the years ended December 31, 2023 and 2024, respectively.
As of December 31, 2023 and 2024, the aggregated amounts of the transaction price allocated to the remaining performance obligation under the Group’s existing contracts are RMB341,633 and RMB194,153, respectively.
As of December 31, 2024, revenue expected to be recognized in the future related to the unsatisfied performance obligations is as follows:

Year ending December 31,	Amount
2025	156,809
2026	36,835
2027	322
2028	187
The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original duration of one year or less.
Revenue information
Revenues are disaggregated as follow:
Major products/services lines:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales of goods revenues	2,433,964	3,311,507	4,405,485
Automotive computing platform	1,690,569	2,733,964	3,867,356
SoC Core Modules	660,554	496,939	532,946
Automotive merchandise and other products	82,841	80,604	5,183
Software license revenues	404,469	444,830	305,985
Service revenues	723,561	943,336	849,796
Automotive computing Platform – Design and development service	468,770	677,651	565,855
Connectivity service	212,738	221,631	246,139
Other services	42,053	44,054	37,802
Total revenues	3,561,994	4,699,673	5,561,266
Timing of revenue recognition:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Point in time	3,349,256	4,478,042	5,315,127
Over time	212,738	221,631	246,139
Total revenues	3,561,994	4,699,673	5,561,266
For the years ended December 31, 2022, 2023 and 2024, 98.1%, 98.2% and 97.6% of the Group’s revenues were generated in the PRC.